Litigation (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2021 USD ($) claim	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Number of claims or actions pending | claim	0
Loss Contingency, Damages Awarded, Value	$ 39,600	¥ 253.2
Loss Contingency Annual Interest Rate	5.50%	5.50%
Recovery of costs	$ 2,200
Accounts receivable	83,580		$ 47,870
Long-term prepayment	951		950
Accounts payable	41,177		31,612
Other payables	12,988		$ 5,619
Seroquel
Accounts receivable	1,200
Long-term prepayment	700
Accounts payable	1,000
Other payables	$ 1,300